Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2023
Financial Instruments [Abstract]
Schedule of Carrying Amounts of Financial Assets and Financial Liabilities	The following table shows the carrying amounts of financial assets and financial liabilities. The amortized cost basis of the financial assets and liabilities not measured at fair value approximates their fair value.
	As of June 30, 2023			As of December 31, 2022
	FVTPL[1]	FVOCI[2]	Amortized cost[3]	FVTPL[1]	Amortized cost[3]
Financial assets not measured at fair value
Trade and other receivables, net	$—	$—	$136,541	$—	$129,602
Amounts owed by related parties, net	—	—	2,225	—	2,474
Cash	—	—	11,537	—	43,003
Other financial assets	—	—	14,538	—	210
Total financial assets not measured at fair value	$—	$—	$164,841	$—	$175,289

Financial liabilities measured at fair value
Warrant liabilities	$4,461	$—	$—	$10,916	$—
Shares held in escrow	30,399	—	—	40,064	—
Derivative financial liabilities	—	2,473	—	—	—
Total financial liabilities measured at fair value	$34,860	$2,473	$—	$50,980	$—
Financial liabilities not measured at fair value
Borrowings	—	—	288,319	—	285,934
Trade and other payables	—	—	85,970	—	90,187
Amounts owed to related parties	—	—	3,922	—	2,914
Total financial liabilities not measured at fair value	$—	$—	$378,211	$—	$379,035
[1]	The fair value of the exhibited figures as of June 30, 2023 is comprised of $3,800 Level 1 (as of December 31, 2022: $9,200) and $31,060 Level 3 (as of December 31, 2022: $41,780).
[2]	The fair value of the exhibited figures as of June 30, 2023 is Level 2.
[3]	The fair value of the exhibited figures is similar to their amortized cost as of June 30, 2023 and December 31, 2022, respectively.

Schedule of Valuation Techniques used in Measuring Level 3 Fair Values for Financial Instruments in the Statement of Financial Position	The following tables show the valuation techniques used in measuring Level 3 fair values for financial instruments in the Unaudited Condensed Consolidated Interim Statement of Financial Position, as well as the significant unobservable inputs used.
			Significant unobservable	Relationship between significant unobservable	Sensitivity of significant unobservable input to fair value
Type	Fair value	Valuation Technique	input	input to fair value	+5%	-5%
Private warrants	$100	The fair value of the Private Warrants is estimated using the Black-Scholes option pricing formula for European calls, since the underlying stock is not expected to pay dividends over the term of the Warrants.	Volatility of 36.6% (2022: 36.6%)	The higher (lower) the volatility, the higher (lower) the fair value.	$155	$55
Private warrants in escrow	561	The fair value of the Private Warrants in escrow is estimated using Monte Carlo simulation in a risk-neutral framework assuming a Geometric Brownian Motion for the future stock price.	Volatility of 36.6% (2022: 37.5%)	The higher (lower) the volatility, the higher (lower) the fair value.	877	316
Shares held in escrow	30,399	The fair value of the shares to be delivered is estimated using Monte Carlo simulation in a risk-neutral framework assuming a Geometric Brownian Motion for the future stock price.	Volatility of 41.0% (2022: 36.5%)	The higher (lower) the volatility, the higher (lower) the fair value.	30,737	29,999

Schedule of Assessment of the Probability of Default and the Loss Due to Default is Mainly Based on Historical Data and Adjust Historical Loss Rates
June 30, 2023	Current (not past due)	1-30 days past due	31-60 days past due	61-90 days past due	91-120 days past due	More than 120 days past due	Total
Weighted-average loss rate	0.36%	2.43%	5.26%	7.34%	12.04%	84.44%	14.34%
Gross carrying amount	120,839	16,815	8,524	3,162	1,620	28,420	179,380
Impairment loss allowance	(441)	(408)	(448)	(232)	(195)	(23,997)	(25,721)
	$120,398	$16,407	$8,076	$2,930	$1,425	$4,423	$153,659
December 31, 2022	Current (not past due)	1-30 days past due	31-60 days past due	61-90 days past due	91-120 days past due	More than 120 days past due	Total
Weighted-average loss rate	0.39%	3.42%	4.50%	14.25%	19.89%	83.88%	14.07%
Gross carrying amount	124,219	11,816	3,864	1,958	890	26,605	169,352
Impairment loss allowance	(483)	(404)	(174)	(279)	(177)	(22,317)	(23,834)
	$123,736	$11,412	$3,690	$1,679	$713	$4,288	$145,518

Schedule of Designated as Hedging Instruments	The amounts related to items designated as hedging instruments were as follows:
Average Currency Forward Contracts (Sell COP)	Settlement Date	Forward Exchange rate	Notional amount (COP)	Notional amount (USD)
Less than 3 months	7/6/2023	4,625	36,110,000,000	8,649,102
3-6 months	10/3/2023	4,715	42,800,000,000	10,251,497
Over 6 months	1/3/2024	4,791	48,837,000,000	11,697,485

Schedule of Balances of Other Financial Liabilities Such as Suppliers and Accounts Payable Have No Financial Cost and their Payment Period Ranges
	As of June 30, 2023
	Carrying amount		Line item in the statement of financial position where the hedging instrument	Change in value used for calculatinghedge
Average Currency Forward Contracts (Sell COP)	Assets	Liabilities	is included	ineffectiveness
Less than 3 months	—	368	Derivative Financial Liability	368
3-6 months	—	1,019	Derivative Financial Liability	1,019
Over 6 months	—	1,086	Derivative Financial Liability	1,086

Schedule of Cash and Cash Equivalents
	As of June 30, 2023
Average Currency Forward Contracts (Sell COP)	Change in value of hedging instruments recognized in OCI	Hedge ineffectiveness recognized in PL	Line item in profit or loss that includes hedge ineffectiveness
Less than 3 months	368	—	Other income (expenses), net
3-6 months	1,019	—	Other income (expenses), net
Over 6 months	1,086	—	Other income (expenses), net

Schedule of Detailed Information About Hedged Items	The amounts related to items designated as hedged items were as follows:
	As of June 30, 2023
	Change in value used for calculating hedge ineffectiveness	Foreign currency translation reserve for continued hedges	Balances remaining in the foreign currency translation reserve from hedging relationships for which hedge accounting is no longer applied
Net Investment in Procaps S.A.	2,473	2,473	—